JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”),
on behalf of the SmartSpending 2020 Fund (the “Fund”)
File No. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Statement of Additional Information of the Fund does not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 109 (Amendment No. 110 under the Investment Company Act of 1940) filed electronically on June 9, 2020.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary